CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents (Note 4)	$ 2,975,837	$ 8,347,518
Marketable securities (Notes 5, 6)	318,442	723,449
Deposits, advances and other	159,194	175,293
Total current assets	3,453,473	9,246,260
Property, plant and equipment, net (Note 7)	19,303,296	19,190,792
Total assets	22,756,769	28,437,052
Current Liabilities:
Accounts payable and accrued expenses	615,273	914,977
Accrued interest	64,262	64,269
Total current liabilities	679,535	979,246
Convertible notes (Notes 11 and 14)	23,998,658	20,025,454
Other (Note 11)	1,012,491	1,012,491
Total liabilities	25,690,684	22,017,191
SHAREHOLDERS' EQUITY
Common shares and equity units	289,149,413	283,482,779
Contributed Surplus	5,171,603	5,171,603
Warrants	543,915	0
Stock options (Note 9)	19,849,225	19,762,883
Accumulated deficit	(317,645,497)	(302,209,087)
Accumulated other comprehensive income (loss)	(2,574)	211,683
Total shareholders' equity (deficit)	(2,933,915)	6,419,861
Total liabilities and shareholders' equity	$ 22,756,769	$ 28,437,052